Other Financial Liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

	December 31, 2023	December 31, 2022
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	9,909	7,028

Non-current debt:
Lease liabilities (a)	49,683	56,097

Total other financial liabilities	59,592	63,125
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

Schedule of lease liabilities and the movements

	2023	2022
	US$(000)	US$(000)

Balance at beginning of the year	63,125	70,120
Additions	3,946	4,957
Accrued interest (see Note 18)	3,685	3,912
Payments	(7,423)	(12,327)
Interest payments	(3,685)	(3,912)
Exchange rate effect	(56)	375

Total lease liabilities	59,592	63,125

For the year ended December 31, 2023, the following are the amounts recognized in profit:

	2023	2022
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	17,755	13,431
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,117	12,708
Interest expense on lease liabilities (see Note 18)	3,685	3,912

	32,557	30,051

Schedule of movement of the changes derived from the financing activities

				Long term					Long term
	January 1,			to short term		December 31,			to short term		December 31,
	2022	Additions	Payments	transfers	Others	2022	Additions	Payments	transfers	Others	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Revolving credit facility	—	325,000	(325,000)	—	—	—	—	—	—	—	—
Senior unsecured credit facility	325,000	—	(325,000)	—	—	—	—	—	—	—	—
Lease liabilities, see Note 10 (a)	7,617	—	(12,327)	11,537	201	7,028	—	(7,423)	10,376	(72)	9,909
Senior unsecured credit facility debt issuance costs	(305)	—	—	—	305	—	—	—	—	—	—

Non-current:
Lease liabilities, see Note 10 (a)	62,503	4,957	—	(11,537)	174	56,097	3,946	—	(10,376)	16	49,683

Total liabilities from financing activities	394,815	329,957	(662,327)	—	680	63,125	3,946	(7,423)	—	(56)	59,592